9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Dec. 31, 2012
Notes Payable And Capital Lease Obligations Details 1
December 31, 2013	$ 2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$ 1,605,000